RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - Cayson Acquisition Corp [Member] - USD ($)							4 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2024	Sep. 26, 2024	Sep. 23, 2024	Sep. 19, 2024	May 30, 2024	May 29, 2024	Sep. 30, 2024	Sep. 23, 2024	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 09, 2024	Jun. 03, 2024
Related Party Transaction [Line Items]
Deferred offering costs										$ 300,000	$ 300,000	$ 300,000
Sponsors fee		$ 25,000						$ 261,317
Repayments of Secured Debt			$ 286,317
Proceeds from related party debt							$ 261,317			261,317
Repayment of amounts due to related party							$ 261,317			261,317
Working capital loans										$ 1,500,000	$ 1,500,000	$ 1,500,000
Conversion, per share										$ 10.00	$ 10.00	$ 10.00
Common Stock, Held-in-Trust			25,000					25,000
Related Party [Member]
Related Party Transaction [Line Items]
Principal amount													$ 300,000	$ 300,000
Due from related party										$ 0	$ 0	$ 0
Proceeds from related party debt		25,000
Due to related party										0	0	0
Repayment of amounts due to related party									$ 25,000	25,000
Related Party [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Due from related party											300,000
Sponsor [Member]
Related Party Transaction [Line Items]
Due from sponsor			$ 25,000					$ 25,000
Ten X Global Capital LP [Member]
Related Party Transaction [Line Items]
Deferred offering costs										150,000		150,000
Sponsors fee		$ 25,000								150,000
Due to related party										$ 0	$ 0	$ 0
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares forfeiture	225,000		225,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Shares issued						1,725,000				1,500,000	1,500,000	1,500,000
Deferred offering costs						$ 25,000
Founder Shares [Member] | Chairman And CEO [Member]
Related Party Transaction [Line Items]
Shares issued					862,500
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares forfeiture	225,000					225,000
EBC Founder Shares [Member]
Related Party Transaction [Line Items]
Shares issued					100,000					100,000	100,000	100,000
Deferred offering costs					$ 130,550
Shares issued, price per share					$ 0.014
Stock issued during period, value, new issues					$ 1,450
Estimated fair value					$ 132,000					$ 132,000		$ 132,000
Fair value price per share					$ 1.32					$ 1.32		$ 1.32
Redemption of public shares, percentage					100.00%
Volume weighted average price					$ 12.00
Sponsor [Member]
Related Party Transaction [Line Items]
Sponsors fee				$ 10,000
Accrued administration fees										$ 4,194	$ 4,194	$ 4,194
Office, utilities and personnel fees				$ 10,000
Administration fee per month										$ 4,194